Net investment income/(expense) (Tables)	12 Months Ended
Dec. 31, 2024
Gains (losses) on financial instruments [abstract]
Disclosure of net investment income

	2024	2023	2022
	£m	£m	£m
Net gains/(losses) from financial instruments mandatorily at fair value	326	171	(51)
Net gains/(losses) from disposal of debt instruments at fair value through other comprehensive income	164	26	(111)
Net losses from disposal of financial assets and liabilities measured at amortised cost[1]	(209)	(17)	(18)
Dividend income	3	0	31
Net losses on other investments[2]	(68)	(119)	(285)
Net investment income/(expense)	216	61	(434)
Notes:
1 Included within the 2024 balance are losses of £220m on sale of the performing Italian retail mortgage portfolio.
2 Included within the 2022 balance are losses of £74m on sale arising from disposal of Barclays’ equity stake in Absa Group Limited (Absa) in April 2022 and September 2022.